The Eaton Vance Mutual Funds Trust
For the Strategic Income Fund

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Annual Shareholder Report
October 31, 1995

Investment Adviser of Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110
(617) 482-8260

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

Transfer Agent
First Data Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

Independent Accountants
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109


                                               Strategic Income Portfolio
                                                Portfolio of Investments
                                                   October 31, 1995

                                                                                                    Principal           U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
                                                  Bonds & Notes -- 93.9%
------------------------------------------------------------------------------------------------------------------------------------
ARGENTINA, 7.3%                                                                                Argentine Pesos
          Argentina Pensioner Pre-1 BOCON, 4.5132%, 4/1/01                                           2,000,000       $     1,242,500
                                                                                                  U.S. Dollars
          Argentina Pre-2 BOCON, 5.8005%, 4/1/07                                                     1,000,000               605,000
          Argentina Discount, 6.875%, 3/31/23                                                       16,400,000             9,255,750
                                                                                                                     ---------------
               Total Argentina (identified cost $11,405,592)                                                         $    11,103,250
                                                                                                                     ---------------
AUSTRALIA, 4.3%                                                                             Australian Dollars
          Commonwealth Bank of Australia, 11%, 10/16/01                                              2,000,000       $     1,664,416
          State Bank of New South Wales, 10.75%, 3/12/02                                             5,000,000             4,128,696
          State Electricity -- Victoria, 9.25%, 9/18/03                                              1,000,000               759,147
                                                                                                                     ---------------
               Total Australia (identified cost, $6,403,503)                                                         $     6,552,259
                                                                                                                     ---------------
BRAZIL, 11.4%                                                                                     U.S. Dollars
          Brazil Eligible Interest Bond (Brady), 6.8125%, 4/15/06                                    2,694,000       $     1,789,826
          Brazil Discount Bond, (Brady), 6.8125%, 4/15/24                                           26,200,000            15,621,750
                                                                                                                     ---------------
               Total Brazil (identified cost $16,442,740)                                                            $    17,411,576
                                                                                                                     ---------------
COSTA RICA, 1.9%                                                                                  U.S. Dollars
          Costa Rica Interest Series B, (Brady), 6.7656%, 5/21/05                                    1,504,480       $     1,168,480
          Costa Rica Principal Series A, (Brady), 6.25%, 5/21/10                                     3,000,000             1,775,001
                                                                                                                     ---------------
               Total Costa Rica (identified cost $3,326,339)                                                         $     2,943,481
                                                                                                                     ---------------
CZECH REPUBLIC, 4.3%                                                                             Czech Korunas
          CEZ, 14.375%, 1/27/01                                                                    159,710,000       $     6,523,130
                                                                                                                     ---------------
               (identified cost $6,022,084)
DENMARK, 4.8%                                                                                     Danish Krone
          Denmark Government, 8%, 5/15/03                                                           20,000,000       $     3,731,683
          Denmark Government, 8%, 3/15/06                                                           20,000,000             3,668,855
                                                                                                                     ---------------
               Total Denmark (identified cost $6,820,519)                                                            $     7,400,538
                                                                                                                     ---------------
ECUADOR 0.7%                                                                                      U.S. Dollars
          Ecuador-Par, 3%, 2/28/2025                                                                 3,000,000       $       997,500
                                                                                                                     ---------------
               (identified cost $990,000)
FINLAND, 4.2%                                                                                   Finnish Markka
          Republic of Finland, 9.5%, 3/15/04                                                        25,000,000       $     6,453,263
                                                                                                                     ---------------
               (identified cost, $5,081,593)
IRELAND, 8.9%                                                                                      Irish Pound
          Irish Government, 9.25%, 10/18/03                                                          4,000,000       $     6,962,927
          Irish Government, 8%, 10/18/00                                                             4,000,000             6,594,758
                                                                                                                     ---------------
               Total Ireland (identified cost, $13,016,494)                                                          $    13,557,685
                                                                                                                     ---------------
MEXICO, 1.2%                                                                                      Mexican Peso
          Mexican Cetes, 0%, 2/15/96                                                                 1,454,000       $     1,824,361
                                                                                                                     ---------------
               (identified cost, $2,149,873)
NEW ZEALAND, 9.6%                                                                          New Zealand Dollars
          New Zealand Government, 8%, 11/15/06                                                      14,550,000       $    10,101,798
          New Zealand Government, 10%, 3/15/02                                                       6,000,000             4,502,111
                                                                                                                     ---------------
               Total New Zealand (identified cost, $13,131,282)                                                      $    14,603,909
                                                                                                                     ---------------
POLAND, 4.5%                                                                                      Polish Zloty
          Polish Government T-Bill, 0%, 12/20/95                                                     3,000,000       $     1,180,044
          Polish Government T-Bill, 0%, 11/29/95                                                     3,000,000             1,198,911
          Polish Government T-Bill, 0%, 01/26/96                                                     3,370,000             1,306,209
                                                                                                  U.S. Dollars
          Poland-PDI (Brady), 3.25%, 10/27/14                                                        5,000,000             3,221,875
                                                                                                                     ---------------
               Total Poland (identified cost $5,776,452)                                                             $     6,907,039
                                                                                                                     ---------------
THAILAND, 3.8%                                                                                       Thai Baht
          ABN-Amro Bank Hong Kong -- Certificate of Deposit, 9.1%, 8/5/97                          150,000,000       $     5,861,550
                                                                                                                     ---------------
               (identified cost, $6,004,205)
UNITED STATES, 27.0%
     Corporate Bonds & Notes, 12.1%
          Agricultural Minerals & Chemicals, Sr. Notes, 10.75%, 9/30/03                              1,000,000       $     1,060,000
          American General Finance, 8.125%, 8/15/09                                                  1,000,000             1,106,770
          Applied Extrusion, Sr. Notes, 11.5%, 4/1/02                                                1,000,000             1,075,000
          Corporate Express Inc., Sr. Sub. Notes, 9.125%, 3/15/04                                      500,000               497,500
          Dade International Inc., 13%, 2/01/05                                                        500,000               550,000
          Dayton Hudson Medium Term Note, 9.5%, 6/10/15                                                665,000               814,951
          Dayton Hudson Medium Term Note, 9.52%, 6/10/15                                               350,000               429,461
          Dayton Hudson Medium Term Note, 9.35%, 6/16/20                                               600,000               739,440
          General Electric Capital Corp., 8.625%, 6/15/08                                              250,000               291,468
          General Electric Capital Corp., 8.30%, 9/20/09                                             2,000,000             2,284,160
          General Motors Acceptance Corp., 8.75%, 7/15/05                                              250,000               282,470
          Moran Transportation, 1st Mortgage Bonds, 11.75%, 7/15/04                                  1,000,000               935,000
          Overhead Door Corp., Sr. Notes, 12.25%, 2/1/00                                               500,000               477,500
          Purina Mills, Sr. Sub. Notes, 10.25%, 9/1/03                                               1,000,000             1,032,500
          Roadmaster Industries Inc Sr. Sub. Notes, 11.75%, 7/15/02                                  1,000,000               720,000
          SD Warren Co., 12%, 12/15/04                                                               1,000,000             1,100,000
          Stone Container Corp., Sr. Sub. Debs., 10.75%, 10/1/02                                       500,000               522,500
          TRW Inc., Medium Term Note, 9.35%, 6/4/20                                                  1,900,000             2,419,061
          Waters Corporation, Sr. Sub. Notes, 12.75%, 9/30/04                                        1,000,000             1,100,000
          Westpoint Stevens, Sr. Sub. Notes, 9.375%, 12/15/05                                        1,000,000             1,000,000
                                                                                                                     ---------------
               Total United States Corporate Bonds & Notes
                    (identified cost, $17,345,757)                                                                   $    18,437,781
                                                                                                                     ---------------
     Mortgage Pass-Throughs, 12.4%
          Federal Home Loan Mortgage Corp. Participation Certificates:
               4.75%, with various maturities to 2003                                                   97,350       $        95,015
               5.5%, with maturity at 2019                                                              82,239                81,714
               12.5%, with maturity at 2011                                                            195,811               223,154
               12.75%, with maturity at 2013                                                           206,657               238,223
               13.25%, with various maturities to 2013                                                 277,052               323,290
               13.5%, with maturity at 2019                                                            743,597               865,668
                                                                                                                     ---------------
                                                                                                                     $     1,827,064
                                                                                                                     ---------------
          Federal National Mortgage Association
          Mortgage-Backed Securities:
               4.75%, with maturity at 1999                                                            145,956       $       142,966
               5%, with maturity at 2003                                                               231,191               224,320
               5.5%, with various maturities to 2012                                                   258,762               254,199
               7.5%, with maturity at 2002                                                           1,260,998             1,287,205
               8%, with maturity at 2013                                                             1,880,553             1,955,188
               12.75%, with maturity at 2014                                                           278,471               326,509
               13%, with various maturities to 2015                                                  1,801,958             2,100,373
               13.25%, with maturity at 2014                                                           307,421               364,692
               13.5%, with various maturities to 2015                                                1,499,033             1,734,023
               14.75%, with various maturities at 2012                                               3,625,776             4,349,433
                                                                                                                     ---------------
                                                                                                                     $    12,738,908
                                                                                                                     ---------------
          Government National Mortgage Association:
               6.5%, with various maturities to 2007                                                 1,767,604       $     1,762,794
               9%, with maturity at 2016                                                             1,535,810             1,702,829
               13.5%, with various maturities at 2014                                                  690,109               830,434
                                                                                                                     ---------------
                                                                                                                     $     4,296,057
                                                                                                                     ---------------
               Total Mortgage Pass-Throughs                                                                          $    18,862,029
                                                                                                                     ---------------
          U.S. Treasury Bond, 11.75%, 2/15/01+
               (identified cost, $3,862,188)                                                         3,000,000       $     3,797,820
                                                                                                                     ---------------
                    Total United States (identified cost, $39,643,911)                                               $    41,097,630
                                                                                                                     ---------------
     Total Bonds & Notes (identified cost, $136,214,587)                                                             $   143,237,171
                                                                                                                     ---------------
------------------------------------------------------------------------------------------------------------------------------------
                                                     Options Purchased by Fund -- 0.0%
------------------------------------------------------------------------------------------------------------------------------------
Option to Deliver/Receive, Strike Price, Expiration Month:
                                                                                              Canadian Dollars
          Canadian December 1995 10 year Bond Futures/CAD, 103, November 19                          4,000,000       $           892
          Canadian December 1995 10 year Bond Futures/CAD, 104, November 19                          1,000,000                   446
          Canadian December 1995 10 year Bond Futures/CAD, 105, November 19                          2,000,000                 2,082
          Canadian December 1995 10 year Bond Futures/CAD, 106, November 19                          1,000,000                 1,933
                                                                                                                     ---------------
               Total Options Purchased (premium paid, $74,469)                                                       $         5,353
                                                                                                                     ---------------
------------------------------------------------------------------------------------------------------------------------------------
                                                    Short-Term Obligation -- 2.6%
------------------------------------------------------------------------------------------------------------------------------------
Banque National De Paris, Euro Time-Deposit
Cayman Islands, 5.8125%, 11/1/95                                                                     4,000,000       $     4,000,000
                                                                                                                     ---------------
                    Total Investments (identified cost, $140,289,056)                                                $   147,242,524
Other Assets, less Liabilities, 3.5%                                                                                       5,340,765
                                                                                                                     ---------------
Net Assets, 100%                                                                                                     $   152,583,289
                                                                                                                     ===============
+Security pledged as collateral on financial futures contracts.
CAD -- Canadian Dollars
                             The accompanying notes are an integral part of the financial statements


                                              Financial Statements
                                        Statement of Assets and Liabilities
                                               October 31, 1995
Assets:
     Investments, at value (Note 1A) (identified cost, $140,289,056)                                   $  147,242,524
     Cash                                                                                                      18,631
     Foreign currency, at value (cost, $1,841,352)                                                          1,882,211
     Receivable for daily variation margin on open
          financial futures contracts (Note 1E)                                                                27,589
     Receivable for investments sold                                                                        2,155,437
     Interest receivable                                                                                    3,782,499
     Deferred organization expenses (Note 1J)                                                                  15,684
                                                                                                       --------------
          Total assets                                                                                 $  155,124,575
Liabilities:
     Payable for forward foreign currency exchange contracts               $    2,527,247
     Payable to affiliates  --
          Trustees' fees                                                              855
          Custodian fee                                                             6,732
     Accrued expenses                                                               6,452
                                                                           --------------
          Total liabilities                                                                                 2,541,286
                                                                                                       --------------
Net Assets applicable to investors' interest in Portfolio                                              $  152,583,289
                                                                                                       ==============
Sources of Net Assets:
     Net proceeds from capital contributions and withdrawals                                           $  148,485,554
     Unrealized appreciation of investments
          (computed on the basis of identified cost)                                                        4,097,735
                                                                                                       --------------
          Total                                                                                        $  152,583,289
                                                                                                       ==============
                     The accompanying notes are an integral part of the financial statements



                                                      Statement of Operations
                                                For the Year Ended October 31, 1995
Investment Income:
     Interest Income --                                                                                           $  18,061,570
     Expenses --
          Investment adviser fee (Note 2)                                             $     992,620
          Administration fee (Note 2)                                                       273,545
          Compensation of Directors not members of the
               Investment Adviser's organization (Note 2)                                    11,281
          Custodian fees (Note 2)                                                           134,894
          Legal and accounting services                                                      86,580
          Amortization of organization expenses (Note 1J)                                     4,708
          Miscellaneous                                                                      24,893
                                                                                     --------------
               Total expenses                                                                                         1,528,521
                                                                                                                 --------------
                    Net investment income                                                                        $   16,533,049
                                                                                                                 --------------
Realized and Unrealized Gain (Loss) on Investments:
     Net realized loss (identified cost basis) (including net gain due to foreign currency rate fluctuations of $560,380) --
               Investment transactions                                               $   (4,786,213)
               Financial futures contracts                                               (1,240,447)
               Foreign currency and forward foreign
                    currency exchange contracts                                          (5,860,177)
                                                                                     --------------
                    Net realized loss on investments                                                             $ (11,886,837)
          Change in unrealized appreciation (depreciation) --
               Investment transactions                                               $   12,752,524
               Financial futures contracts                                               (1,061,449)
               Foreign currency and forward foreign
                    currency exchange contracts                                           3,945,995
                                                                                     --------------
                    Net change in unrealized appreciation of investments                                         $   15,637,070
                                                                                                                 --------------
                         Net realized and unrealized gain on investments                                              3,750,233
                                                                                                                 --------------
                              Net increase in net assets resulting from operations                               $   20,283,282
                                                                                                                 ==============
                         The accompanying notes are an integral part of the financial statements


Financial Statements (continued)

                                        Statements of Changes in Net Assets
                                                                                                    Year Ended October 31,
                                                                                           ---------------------------------------
                                                                                                1995                      1994*
                                                                                           --------------           --------------
Increase (Decrease) in Net Assets:
     From operations  --
          Net investment income                                                            $   16,533,049           $   15,949,560
          Net realized loss on investments                                                    (11,886,837)             (23,646,259)
          Change in unrealized appreciation (depreciation)
               of investments                                                                  15,637,070               (7,159,575)
                                                                                           --------------           --------------
               Net increase (decrease) in net assets resulting from operations             $   20,283,282           $  (14,856,274)
                                                                                           --------------           --------------
     Capital transactions  --
          Contributions                                                                    $    7,892,611           $  353,394,561
          Withdrawals                                                                        (112,061,370)            (102,169,541)
                                                                                           --------------           --------------
          Increase (decrease) in net assets resulting from capital transactions            $ (104,168,759)          $  251,225,020
                                                                                           --------------           --------------
               Total increase (decrease) in net assets                                     $  (83,885,477)          $  236,368,746
Net Assets:
     At beginning of year                                                                     236,468,766                  100,020
                                                                                           --------------           --------------
     At end of year                                                                        $  152,583,289           $  236,468,766
                                                                                           ==============           ==============
----------------------------------------------------------------------------------------------------------------------------------
                                                 Supplementary Data
                                                                                                    Year Ended October 31,
                                                                                           ---------------------------------------
                                                                                                1995                     1994*
                                                                                           --------------           --------------
Ratios (as a percentage of average net assets):
     Expenses                                                                                  0.84%                     0.82%+
     Net investment income                                                                     9.08%                     8.41%+
Portfolio Turnover                                                                               78%                       71%

+Computed on an annualized basis.
*For the period from the start of business, March 1, 1994, to October 31, 1994.

                         The accompanying notes are an integral part of the financial statements



Notes to Financial Statements

(1) Significant Accounting Policies

Strategic Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end investment company which was organized as a trust under the laws of the State of New York in 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Investment operations began on March 1, 1994, with the acquisition of net assets of $348,433,258 in exchange for an interest in the Portfolio by one of the Portfolio's investors. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations - Debt securities (other than mortgage-backed, "pass-through," securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Mortgage backed, "pass through" securities are valued using a matrix pricing system which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement price. Short-term obligations and money-market securities maturing in sixty days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated into U.S. dollars at the current exchange rate. Investments for which market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. Income - Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of discount when required for federal income tax purposes.

C. Gains and Losses From Security

Transactions - For book purposes, gains and losses are not recognized until disposition. For federal tax purposes, the Fund is subject to special tax rules that may affect the amount, timing, and character of gains recognized on certain of the Portfolio's investments. The Portfolio has elected, under Section 1092 of the Internal Revenue Code, to utilize mixed straddle accounting for certain designated classes of activities involving domestic options and domestic financial futures contracts in determining recognized gains and losses. Under this method, Section 1256 positions (financial futures contracts and options on investments or financial futures contracts) and non-Section 1256 positions (bonds, etc.) are marked-to-market on a daily basis resulting in the recognition of taxable gains and losses on a daily basis. Such gains or losses are categorized as short-term or long-term based on aggregation rules provided in the Code.

D. Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

E. Financial Futures Contracts - Upon the entering of a financial futures contract, the Portfolio is required to deposit an amount ("initial margin") either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

F. Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains and losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

G. Written Options - The Portfolio may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as a writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

H. Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

I. Reverse Repurchase Agreements - The Portfolio may enter into reverse repurchase agreements. Under such an agreement, the Portfolio temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed-upon price and time in the future. The Portfolio may enter into reverse repurchase agreements for temporary purposes, such as to fund redemptions, or for use as hedging instruments where the underlying security is foreign denominated. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Portfolio's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the statement of assets and liabilities at the same time at which cash is received by the Fund. The securities underlying such agreements continue to be treated as owned by the Fund and remain in the Portfolio of investments. Interest charged on amounts borrowed by the Portfolio under reverse repurchase agreements is accrued daily and offset against interest income for financial statement purposes.

J. Deferred Organization Expense - Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

K. Other - Investment transactions are accounted for on the date the investments are purchased or sold.
----------------------------------------------------------------------

(2) Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research
(BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross investment income (i.e., income other than gains from the sale of investments). Such percentages are reduced as average daily net assets exceed certain levels. For the year ended October 31, 1995, the fee was equivalent to 0.55% (annualized) of the Portfolio's average net assets for such period and amounted to $992,620. An administration fee, computed at an effective annual rate of 0.15% of average daily net assets was also paid to BMR for administrative services and office facilities. Such fee amounted to $273,545 for the year ended October 31, 1995.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Prior to November 10, 1995, IBT was an affiliate of EVM and BMR. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. Certain officers of the Portfolio and Directors of the Corporation are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 1995, no significant amounts have been deferred.
----------------------------------------------------------------------

(3) Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR or EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 1995.
----------------------------------------------------------------------

(4) Investments

The Portfolio invests primarily in foreign debt securities and U.S. Government securities, the aggregate of which have a dollar weighted average maturity of not more than three years. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or country. Purchases and sales of investments, other than short-term obligations, for the year ended October 31, 1995 were as follows:

   Purchases -
     Investments (non-U.S. Government)       $132,446,244
     U.S. Government Securities                 5,147,873
                                             ------------
                                             $137,594,117
                                             ============
   Sales -
     Investments (non-U.S. Government)       $221,485,148
     U.S. Government Securities                 9,228,918
                                             ------------
                                             $230,714,066
                                             ============
----------------------------------------------------------------------

(5) Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 1995 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
------
                                                                     In Exchange For          Net Unrealized
Settlement                                                          (in United States          Appreciation
Date                  Deliver                                               Dollars)          (Depreciation)
------------------    ------------------------------------              -----------            ------------
11/14/95-11/22/95     Belgian Franc          1,114,190,005              $36,186,832            $(2,269,363)
4/19/96               Canadian Dollar            5,000,000                3,645,909                (66,746)
12/11/95-3/21/96      Swiss Franc                6,038,904                5,039,247               (321,221)
11/1/95-11/2/95       Deutsche Mark              4,362,224                3,101,221                  7,430
1/18/96-1/22/96       Finnish Markka            12,352,483                2,892,814                (15,522)
11/1/95               Icelandic Krona          114,973,810                1,782,540                  1,105
12/8/95               Irish Pound                2,125,174                3,353,525                (79,742)
11/10/95-12/18/95     Japanese Yen             626,000,000                6,362,431                204,781
11/01/95              Mexican Neuvo Peso        13,297,820                1,863,745                (18,465)
12/8/95               New Zealand Dollar         3,343,841                2,158,616                (41,943)
11/1/95-11/10/95      Singapore Dollar          19,600,000               13,822,868                (35,092)
                                                                        -----------            ------------
                                                                        $80,209,748            $ (2,634,778)
                                                                        ===========            ============


(5) Financial Instruments (continued)

Purchases
----------
                                                                               Deliver             Net Unrealized
Settlement                                                                   (in United             Appreciation
Date                  In Exchange for                                      States Dollars)         (Depreciation)
------------------    ------------------------------------                   -----------            ------------
11/14/95-11/15/95     Belgian Franc               155,241,536                $ 5,341,496            $ 15,816
4/19/96               Canadian Dollar               5,000,000                  3,725,782             (13,128)
12/11/95              Swiss Franc                   2,702,631                  2,353,183              34,971
1/18/96               Czech Rep Koruna            169,905,000                  6,393,212              (4,086)
11/1/95-11/9/95       Deutsche Mark                 6,543,335                  4,655,857             (14,586)
11/7/95-1/16/96       Indonesian Rupiah        33,500,000,000                 14,458,334              79,426
12/8/95               New Zealand Dollar            2,533,920                  1,662,505               5,051
11/1/95-3/6/96        Singapore Dollar             19,600,000                 13,880,916              58,270
11/16/95-1/11/96      Thai Baht                   232,000,000                  9,225,670             (54,203)
                                                                             -----------            --------
                                                                             $61,695,955            $107,531
                                                                             ===========            ========

Futures Contracts
                                                                                                Net Unrealized
                                                                                                  Appreciation
Expiration Date        Contracts                                  Position                      (Depreciation)
------------------     ----------                                 ----------                    --------------
12/95                  97 U.S. 30 year Bond Futures               Short                         $     (438,929)
12/95                  240 U.S. 5 year Bond Futures               Short                               (295,008)
12/95                  90 Australian 10 year Bond Futures         Long                                 (40,605)
12/95                  145 Canadian 10 year Bond Futures          Short                                 359,268
12/95                  25 German 10 year Bond Futures             Short                                (79,787)
                                                                                                 --------------
                                                                                                 $    (495,061)
                                                                                                 ==============

At October 31, 1995, the Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.
------------------------------------------------------------------------

(6) Federal Income Tax Basis of Investments
The cost and unrealized appreciation/depreciation in value of the investments owned at October 31, 1995, as computed on a federal income tax basis, were as follows:
Aggregate cost                             $ 142,570,086
                                           =============
Gross unrealized appreciation              $   6,145,077
Gross unrealized depreciation                  1,471,993
                                           -------------
Net unrealized appreciation                $   4,673,084
                                           =============



Report of Independent Accountants

To the Trustees and Investors of Strategic
Income Portfolio:

We have audited the accompanying statement of assets and liabilities of Strategic Income Portfolio, including the portfolio of investments, as of October 31, 1995, the related statement of operations for the year then ended and the statements of changes in net assets and supplementary data for the year ended October 31, 1995 and for the period from March 1, 1994 (start of business) to October 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Strategic Income Portfolio as of October 31, 1995, the results of its operations for the year then ended and the changes in net assets and the supplementary data for the the year ended October 31, 1995 and for the period from March 1, 1994 (start of business) to October 31, 1994, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
December 1, 1995






Investment Management For Strategic Income Portfolio
------------------
Officers
James B. Hawkes
President, Director

Mark S. Venezia
Vice President

Mark P. Doman
Assistant Vice President

James L. O'Connor
Treasurer

Thomas Otis
Secretary

Directors
Landon T. Clay
Chairman, Eaton Vance Corp.

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset Management Corporation

John L. Thorndike
Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant